UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6624

Nuveen New York Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Select Tax-Free Income Portfolio (NXN)
	June 30, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.2%
$ 100	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB–	$ 102,335
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
	Consumer Staples – 1.5%
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
350	4.750%, 6/01/22	6/16 at 100.00	BBB+	348,345
540	5.000%, 6/01/26	6/16 at 100.00	BBB–	515,468
890	Total Consumer Staples			863,813
	Education and Civic Organizations – 14.3%
100	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	102,760
	2007A, 5.000%, 7/01/31
165	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	BBB–	154,536
	Schools, Series 2007A, 5.000%, 4/01/37
280	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt Revenue	12/20 at 100.00	BBB	326,575
	Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40
30	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	31,056
	University, Series 2006, 5.000%, 5/01/23
430	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	434,356
	2007A, 5.000%, 7/01/41 – RAAI Insured
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	BBB	1,124,350
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
785	Dormitory Authority of the State of New York, Insured Revenue Bonds, Iona College, Series	9/12 at 100.00	BBB	786,327
	2002, 5.000%, 7/01/22 (Pre-refunded 9/06/12) – SYNCORA GTY Insured
50	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	54,569
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
120	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series	7/20 at 100.00	Baa1	131,436
	2010, 5.250%, 7/01/35
815	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Baa1	846,646
	College Refunding, Series 2007-A1, 5.000%, 8/01/46
100	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	103,901
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
2,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of	7/21 at 100.00	Aa3	2,193,576
	Rochester Project, Series 2011B, 5.000%, 7/01/41
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,	10/14 at 100.00	A–	102,969
	St. Francis College, Series 2004, 5.000%, 10/01/34
500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	8/12 at 100.00	A–	502,250
	Greater New York, Series 2002, 5.250%, 8/01/21
430	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	BB+	402,815
	Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
590	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	585,888
300	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	BBB	300,375
65	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York	10/17 at 100.00	BBB	67,861
	Chiropractic College, Series 2007, 5.000%, 10/01/27
7,860	Total Education and Civic Organizations			8,252,246
	Financials – 0.9%
435	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A1	507,858
	2007, 5.500%, 10/01/37
	Health Care – 15.5%
1,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante	3/16 at 100.00	A+	1,039,500
	System, Series 2006, 5.000%, 3/01/41
450	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	489,015
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R	525,440
	Hospital, Series 2005, 4.900%, 8/15/31
100	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	108,959
	Series 2010, 5.200%, 7/01/32
125	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group	12/18 at 100.00	Ba1	134,981
	Revenue Bonds, Series 2008, 6.250%, 12/01/37
950	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	Aa2	1,008,701
	Center, Series 2006-1, 5.000%, 7/01/35
385	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA–	423,473
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
750	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	A–	867,735
	2011A, 6.000%, 7/01/40
1,680	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/12 at 100.00	Baa1	1,683,746
	Health System Obligated Group, Series 2001A, 5.250%, 7/01/17 – AMBAC Insured
1,195	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/12 at 100.00	Baa1	1,197,665
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/17 – AMBAC Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	506,505
	Hospital Association, Series 2003A, 5.500%, 7/01/32
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
100	5.250%, 2/01/27	2/17 at 100.00	BBB–	100,944
90	5.500%, 2/01/32	2/17 at 100.00	BBB–	91,544
750	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	Aa3	768,428
	2003A, 5.250%, 2/15/21 – AMBAC Insured
8,575	Total Health Care			8,946,636
	Housing/Multifamily – 5.7%
1,700	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/12 at 101.00	N/R	1,718,496
	Corporation, University of Buffalo Creekside Project, Series 2002A, 5.000%, 8/01/22
	(Pre-refunded 8/15/12) – AMBAC Insured
1,000	New Hartford-Sunset Woods Funding Corporation, New York, FHA-Insured Mortgage Revenue	8/12 at 101.00	AA+	1,012,250
	Bonds, Sunset Woods Apartments II Project, Series 2002, 5.350%, 2/01/20
250	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	257,310
	Series 2004A, 5.250%, 11/01/30
275	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	285,640
	11/01/38 (Alternative Minimum Tax)
3,225	Total Housing/Multifamily			3,273,696
	Housing/Single Family – 4.3%
2,480	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-First Series A, 5.300%,	10/12 at 100.00	Aaa	2,482,282
	10/01/31 (Alternative Minimum Tax)
	Long-Term Care – 7.8%
100	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Ba3	91,525
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
50	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	N/R	42,807
	5.000%, 7/01/35 – ACA Insured
2,000	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Refunding Bonds,	8/12 at 101.00	AAA	2,028,220
	Jewish Home of Rochester, Series 2002, 4.625%, 2/15/17
1,000	East Rochester Housing Authority, New York, Revenue Bonds, GNMA/FHA-Secured Revenue Bonds,	12/12 at 103.00	N/R	1,041,350
	St. Mary’s Residence Project, Series 2002A, 5.375%, 12/20/22
980	New York City Industrial Development Agency, New York, GNMA Collateralized Mortgage Revenue	11/12 at 101.00	AA+	1,005,294
	Bonds, Eger Harbor House Inc., Series 2002A, 4.950%, 11/20/32
25	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 100.00	N/R	24,284
	Needs Facilities Pooled Program, Series 2008-B1, 5.500%, 7/01/18
275	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/16 at 101.00	N/R	267,127
	Facilities Pooled Program Bonds, Series 2008-C1, 5.500%, 7/01/18
4,430	Total Long-Term Care			4,500,607
	Materials – 0.1%
90	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	93,913
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)
	Tax Obligation/General – 6.1%
1,260	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D, 5.125%, 12/01/25	12/17 at 100.00	AA	1,470,168
10	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	AA	11,001
200	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	221,820
	FGIC Insured
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25	6/16 at 100.00	AA	1,134,250
600	Yonkers, New York, General Obligation Bonds, Series 2011A, 5.000%, 10/01/24 – AGM Insured	10/21 at 100.00	AA–	662,952
3,070	Total Tax Obligation/General			3,500,191
	Tax Obligation/Limited – 26.2%
600	Battery Park City Authority, New York, Lease Revenue Bonds, Senior Lien Series 2003A,	11/13 at 100.00	AAA	634,134
	5.000%, 11/01/23
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,301,180
	2011A, 5.750%, 2/15/47
1,500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A,	2/17 at 100.00	A	1,568,205
	5.000%, 2/15/47
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
250	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	271,700
200	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	217,074
1,225	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	1,338,668
600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	655,284
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
195	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	199,963
	Series 2003E, 5.000%, 2/01/23 – FGIC Insured
550	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	631,763
	Series 2007C-1, 5.000%, 11/01/27
535	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Tender	5/19 at 100.00	AAA	699,111
	Option Bond Trust 3545, 13.702%, 5/01/32 (IF)
775	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	900,418
	Series 2008A, 5.000%, 12/15/26 (UB)
250	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	4/14 at 100.00	AA	268,675
	2004A, 5.000%, 4/01/21 – NPFG Insured
425	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	474,232
	5.000%, 4/01/27
570	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%,	No Opt. Call	AA	722,384
	4/01/20 – AMBAC Insured (UB)
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
1,000	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	1,044,140
250	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	261,035
500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	523,220
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,	3/21 at 100.00	AAA	1,151,860
	Series 2011A, 5.000%, 3/15/29
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender	3/17 at 100.00	AAA	1,241,830
	Option Bond Trust 09-6W, 13.668%, 3/15/37 (IF) (4)
13,425	Total Tax Obligation/Limited			15,104,876
	Transportation – 5.1%
500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	No Opt. Call	A	566,545
	5.000%, 11/15/15 – FGIC Insured
250	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	270,090
	Series 2011, 5.000%, 11/15/44
100	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA–	110,279
	AGM Insured
1,050	New York State Thruway Authority, General Revenue Bonds, Series2012I, 5.000%, 1/01/42	1/22 at 100.00	A+	1,141,434
	(WI/DD, Settling 7/11/12)
105	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	Aa2	111,870
	Series 2005, 5.000%, 12/01/31 – SYNCORA GTY Insured
120	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	Aa2	164,462
	Eighth Series 2008, Trust 2920, 17.352%, 8/15/32 – AGM Insured (IF)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal
	LLC Project, Eighth Series 2010:
290	6.500%, 12/01/28	12/15 at 100.00	BBB–	312,626
215	6.000%, 12/01/36	12/20 at 100.00	BBB–	241,559
2,630	Total Transportation			2,918,865
	U.S. Guaranteed – 4.8% (5)
630	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	Aaa	713,759
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
670	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	Aa2 (5)	702,113
	Center, Series 2003-1, 5.000%, 7/01/21 (Pre-refunded 7/01/13) – NPFG Insured
500	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AA- (5)	549,590
	City School District, Series 2004, 5.750%, 5/01/26 (Pre-refunded 5/01/14) – AGM Insured
475	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	2/13 at 100.00	Aaa	488,514
	2003E, 5.000%, 2/01/23 (Pre-refunded 2/01/13) – FGIC Insured
290	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	Aa2 (5)	320,227
	(Pre-refunded 8/15/14)
2,565	Total U.S. Guaranteed			2,774,203
	Utilities – 3.1%
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
570	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	638,058
430	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	478,526
400	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A	434,948
	5.000%, 5/01/38
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/12 at 100.00	Baa2	253,195
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory
	put 11/15/12) (Alternative Minimum Tax)
1,650	Total Utilities			1,804,727
	Water and Sewer – 4.2%
275	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	6/18 at 100.00	AA+	376,365
	Revenue Bonds, Tender Option Bond Trust 3484, 17.705%, 6/15/32 (IF)
1,840	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	No Opt. Call	AAA	2,055,961
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Series 2006A, 4.750%, 6/15/29
2,115	Total Water and Sewer			2,432,326
$ 53,540	Total Investments (cost $54,096,127) – 99.8%			57,558,574
	Floating Rate Obligations – (1.7)%			(1,005,000)
	Other Assets Less Liabilities – 1.9%			1,097,284
	Net Assets – 100%			$ 57,650,858

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$57,558,574	$—	$57,558,574
* Refer to the Fund's Portfolio of Investments for industry classifications.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2012, the cost of investments was $53,085,131.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2012, were as follows:

Gross unrealized:
Appreciation	$3,569,078
Depreciation	(97,080)
Net unrealized appreciation (depreciation) of investments	$3,471,998

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Select Tax-Free Income Portfolio

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         August 29, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         August 29, 2012